TANGIBLE EQUITY UNITS	12 Months Ended
Dec. 31, 2023
TANGIBLE EQUITY UNITS
TANGIBLE EQUITY UNITS

13.  TANGIBLE EQUITY UNITS

On March 5, 2020, GFL completed its offering of 15,500,000 6.00% tangible equity units (“TEUs”) for total gross proceeds of $1,040.7 million (US$775.0 million). Each TEU had a stated amount of US$50.00 and was comprised of a prepaid stock purchase contract (“Purchase Contract(s)”) and a senior amortizing note (“Amortizing Note(s)”) due March 15, 2023, both of which were freestanding instruments and separate units of account. Holders of the Purchase Contracts had the ability to elect to early convert such Purchase Contracts prior to the automatic conversion date of March 15, 2023, at the then-applicable minimum conversion rate.

On March 15, 2023, GFL made the final payment related to the Amortizing Notes and the remaining outstanding Purchase Contracts were automatically converted into subordinate voting shares at a rate of 2.1940 subordinate voting shares per Purchase Contract. As at December 31, 2022, 11,698,543 Purchase Contracts were outstanding.

The following table presents the respective components of the TEUs as at the dates indicated:

	December 31, 2023	December 31, 2022
Amortizing Notes	$—	$15.5
Purchase Contracts	—	1,009.4
	—	1,024.9
Less: Current portion of TEU	—	(1,024.9)
Non-current portion of TEU	$—	$—